Risk management (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 1,591	R$ 3,957	R$ 3,122
Income debt instruments	1,591	3,957	3,122
Other financial assets at fair value through profit or loss			39,189
Other financial assets at fair value through profit or loss, Debt instruments			17,791
Other financial assets at fair value through profit or loss, Equity instruments			44
Financial assets measured at fair value in profit or loss for trading	105,999	65,921
Profit or loss debt instruments	76,488	44,871
Profit or loss equity instruments	43	49
Other financial assets at fair value through profit or loss, Derivatives	29,468	21,001	21,353
Financial assets not intended for trading Mandatory measured at the fair value of the result	183		125,635
Fair value of the result debt instruments	183		125,634
Financial assets measured at fair value in other comprehensive income	63,997	105,186
Comprehensive income debt instruments	63,997	105,186
Financial Assets Measured at Amortized Cost	632,457	689,466	537,155
Loans and Other Amounts with Credit stitutions	94,259	82,592	79,108
Loans and advances to customers	458,799	547,142	411,737
Amortized cost debt instruments	79,399	59,732	46,309
Amortized cost total	804,227	864,530	705,102
Financial Liabilities Measured at Fair Value in income Held for Trading	50,947	36,729	37,609
Fair value in income held for trading derivatives	27,183	19,730	24,828
Short Positions	23,764	16,999	12,781
Financial liabilities at amortized cost	732,203	726,466	689,197
Deposits from the Central Bank of Brazil and deposits from credit institutions	94,580	97,782	119,157
Customer deposits	499,774	502,206	473,614
Bonds and securities	121,361	107,063	76,922
Debt Instruments Eligible to Capital	16,488	19,415	19,504
Total	783,150	763,195	726,806
Top Of Time Interval [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	1,591	3,957	3,122
Income debt instruments	1,591	3,957	3,122
Other financial assets at fair value through profit or loss			8,023
Other financial assets at fair value through profit or loss, Debt instruments			5,539
Other financial assets at fair value through profit or loss, Equity instruments			3
Financial assets measured at fair value in profit or loss for trading	30,323	25,998
Profit or loss debt instruments	26,137	22,222
Profit or loss equity instruments
Other financial assets at fair value through profit or loss, Derivatives	4,186	3,776	2,481
Financial assets not intended for trading Mandatory measured at the fair value of the result	183		15,833
Fair value of the result debt instruments	183		15,833
Financial assets measured at fair value in other comprehensive income	10,994	22,466
Comprehensive income debt instruments	10,994	22,466
Financial Assets Measured at Amortized Cost	84,800	113,717	78,053
Loans and Other Amounts with Credit stitutions
Loans and advances to customers	73,832	96,884	76,554
Amortized cost debt instruments	10,968	16,833	1,499
Amortized cost total	127,891	166,138	105,032
Financial Liabilities Measured at Fair Value in income Held for Trading	4,101	3,417	2,703
Fair value in income held for trading derivatives	4,101	3,417	2,703
Short Positions
Financial liabilities at amortized cost	28,280	31,518	25,366
Deposits from the Central Bank of Brazil and deposits from credit institutions	7,380	7,903	2,742
Customer deposits	53	26	23
Bonds and securities	4,360	4,174	3,097
Debt Instruments Eligible to Capital	16,488	19,415	19,504
Total	32,381	34,935	28,069
0 to 30 days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Other financial assets at fair value through profit or loss			5,573
Other financial assets at fair value through profit or loss, Debt instruments			355
Other financial assets at fair value through profit or loss, Equity instruments			21
Other financial assets at fair value through profit or loss, Derivatives			5,197
Financial assets measured at fair value in profit or loss for trading	17,088	5,032
Profit or loss debt instruments	8,822	311
Profit or loss equity instruments	22	19
Other financial assets at fair value through profit or loss, Derivatives	8,244	4,702
Financial assets not intended for trading Mandatory measured at the fair value of the result			54,012
Fair value of the result debt instruments			54,012
Financial assets measured at fair value in other comprehensive income	1,237	37,965
Comprehensive income debt instruments	1,237	37,965
Financial Assets Measured at Amortized Cost	135,427	137,112	109,330
Loans and Other Amounts with Credit stitutions	86,391	77,825	73,290
Loans and advances to customers	37,176	56,937	34,989
Amortized cost debt instruments	11,860	2,350	1,051
Amortized cost total	153,752	180,109	168,915
Financial Liabilities Measured at Fair Value in income Held for Trading	30,627	21,891	18,955
Fair value in income held for trading derivatives	6,863	4,892	6,174
Short Positions	23,764	16,999	12,781
Financial liabilities at amortized cost	212,885	280,644	289,743
Deposits from the Central Bank of Brazil and deposits from credit institutions	7,189	22,451	33,714
Customer deposits	197,507	252,621	252,070
Bonds and securities	8,189	5,572	3,959
Debt Instruments Eligible to Capital
Total	243,512	302,535	308,698
31 to 180 days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Other financial assets at fair value through profit or loss			4,197
Other financial assets at fair value through profit or loss, Debt instruments			850
Other financial assets at fair value through profit or loss, Equity instruments			1
Financial assets measured at fair value in profit or loss for trading	5,722	5,565
Profit or loss debt instruments	1,425	3,909
Profit or loss equity instruments	1	2
Other financial assets at fair value through profit or loss, Derivatives	4,296	1,654	3,346
Financial assets not intended for trading Mandatory measured at the fair value of the result			1,007
Fair value of the result debt instruments			1,007
Financial assets measured at fair value in other comprehensive income	4,360	4,045
Comprehensive income debt instruments	4,360	4,045
Financial Assets Measured at Amortized Cost	105,253	145,444	98,848
Loans and Other Amounts with Credit stitutions	1,394	900	1,464
Loans and advances to customers	96,038	138,981	94,872
Amortized cost debt instruments	7,821	5,563	2,512
Amortized cost total	115,335	155,054	104,052
Financial Liabilities Measured at Fair Value in income Held for Trading	4,972	1,444	2,564
Fair value in income held for trading derivatives	4,972	1,444	2,564
Short Positions
Financial liabilities at amortized cost	139,140	115,169	106,358
Deposits from the Central Bank of Brazil and deposits from credit institutions	36,767	40,711	46,465
Customer deposits	70,908	48,217	48,364
Bonds and securities	31,465	26,241	11,529
Debt Instruments Eligible to Capital
Total	144,113	116,613	108,922
181 to 365 days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Other financial assets at fair value through profit or loss			5,031
Other financial assets at fair value through profit or loss, Debt instruments			2,261
Other financial assets at fair value through profit or loss, Equity instruments			8
Financial assets measured at fair value in profit or loss for trading	7,003	3,054
Profit or loss debt instruments	4,940	2,159
Profit or loss equity instruments	3	3
Other financial assets at fair value through profit or loss, Derivatives	2,060	892	2,762
Financial assets not intended for trading Mandatory measured at the fair value of the result			4,690
Fair value of the result debt instruments			4,690
Financial assets measured at fair value in other comprehensive income	2,684	1,579
Comprehensive income debt instruments	2,684	1,579
Financial Assets Measured at Amortized Cost	86,314	91,631	78,187
Loans and Other Amounts with Credit stitutions	3,496	1,878	2,041
Loans and advances to customers	68,597	82,676	55,118
Amortized cost debt instruments	14,221	7,077	21,028
Amortized cost total	96,001	96,264	87,908
Financial Liabilities Measured at Fair Value in income Held for Trading	1,779	1,552	2,191
Fair value in income held for trading derivatives	1,779	1,552	2,191
Short Positions
Financial liabilities at amortized cost	130,337	116,122	102,585
Deposits from the Central Bank of Brazil and deposits from credit institutions	32,650	18,007	25,626
Customer deposits	80,260	75,869	67,467
Bonds and securities	17,427	22,246	9,492
Debt Instruments Eligible to Capital
Total	132,116	117,674	104,776
1 to 5 years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Other financial assets at fair value through profit or loss			16,365
Other financial assets at fair value through profit or loss, Debt instruments			8,786
Other financial assets at fair value through profit or loss, Equity instruments			11
Financial assets measured at fair value in profit or loss for trading	45,863	26,272
Profit or loss debt instruments	35,164	16,270
Profit or loss equity instruments	17	25
Other financial assets at fair value through profit or loss, Derivatives	10,682	9,977	7,568
Financial assets not intended for trading Mandatory measured at the fair value of the result			50,092
Fair value of the result debt instruments			50,092
Financial assets measured at fair value in other comprehensive income	44,722	39,131
Comprehensive income debt instruments	44,722	39,131
Financial Assets Measured at Amortized Cost	220,663	201,562	172,736
Loans and Other Amounts with Credit stitutions	2,978	1,989	2,313
Loans and advances to customers	183,156	171,664	150,204
Amortized cost debt instruments	34,529	27,909	20,219
Amortized cost total	311,248	266,965	239,193
Financial Liabilities Measured at Fair Value in income Held for Trading	9,467	8,425	11,196
Fair value in income held for trading derivatives	9,467	8,425	11,196
Short Positions
Financial liabilities at amortized cost	221,561	183,013	165,145
Deposits from the Central Bank of Brazil and deposits from credit institutions	10,595	8,710	10,610
Customer deposits	151,046	125,473	105,690
Bonds and securities	59,920	48,830	48,845
Debt Instruments Eligible to Capital
Total	R$ 231,028	R$ 191,438	R$ 176,341